Income Taxes (Details) - Schedule of income tax provision (benefit)	7 Months Ended
Dec. 31, 2020 USD ($)
Current
Federal
State
Deferred
Federal	(661,587)
State	(236,281)
Valuation allowance	897,868
Income tax provision